Income tax - Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Loss Before Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
(Loss)/income before tax	€ (370)	€ 249	€ (709)
Tax using the Luxembourg tax rate	(93)	62	(177)
Effect of tax rates in foreign jurisdictions	(11)	1	12
Permanent differences	23	(35)	54
Change in unrecognized deferred taxes	124	239	(9)
Adjustments in respect of previous years	12	1	(9)
Foreign withholding taxes	2	12	1
Other	3	3	0
Income tax expense/(benefit)	€ 60	€ 283	€ (128)